Financial risk management - Summary of offsetting financial assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	₩ 79,117,494	₩ 68,241,095
Gross amounts of recognized financial liabilities set off in the statement of financial position	41,649,523	32,291,342
Net amounts of financial assets presented in the statement of financial position	37,467,971	35,949,753
Related amounts not set off in the statement of financial position (Financial instruments)	27,489,704	18,958,439
Related amounts not set off in the statement of financial position (Cash collateral received)	409,487	314,328
Net amount	9,568,780	16,676,986
Derivatives
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	3,821,253	5,361,225
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial assets presented in the statement of financial position	3,821,253	5,361,225
Derivatives and other financial instruments
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	7,873,305	18,033,663
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	6,502,695
Net amounts of financial assets presented in the statement of financial position	7,873,305	11,530,968
Related amounts not set off in the statement of financial position (Financial instruments)	9,509,183	4,448,496
Related amounts not set off in the statement of financial position (Cash collateral received)	409,487	314,328
Net amount	1,775,888	12,129,369
Bonds sold under repurchase agreements
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	12,749,800	13,694,305
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial assets presented in the statement of financial position	12,749,800	13,694,305
Related amounts not set off in the statement of financial position (Financial instruments)	12,618,359	13,185,633
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	131,441	508,672
Securities loaned
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	2,648,248	1,202,494
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial assets presented in the statement of financial position	2,648,248	1,202,494
Related amounts not set off in the statement of financial position (Financial instruments)	2,648,248	1,202,494
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	0	0
Domestic exchange settlement debit
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	44,872,022	29,911,693
Gross amounts of recognized financial liabilities set off in the statement of financial position	38,171,649	25,785,507
Net amounts of financial assets presented in the statement of financial position	6,700,373	4,126,186
Related amounts not set off in the statement of financial position (Financial instruments)	0	116,290
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	6,700,373	4,009,896
Receivables from disposal of securities
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	7,082,779	29,341
Gross amounts of recognized financial liabilities set off in the statement of financial position	3,477,874	3,140
Net amounts of financial assets presented in the statement of financial position	3,604,905	26,201
Related amounts not set off in the statement of financial position (Financial instruments)	2,668,065	0
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	936,840	26,201
Insurance receivables
Net amounts of financial assets presented:
Gross amounts of recognized financial assets	70,087	8,374
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial assets presented in the statement of financial position	70,087	8,374
Related amounts not set off in the statement of financial position (Financial instruments)	45,849	5,526
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	₩ 24,238	₩ 2,848